IMPAIRMENT OF ASSETS - Results of Tests Performed, Sensitivity Analysis and Key Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amount allocated to the asset group:
Goodwill	$ 151,834	$ 132,894
Results of test performed:
Income tax rate	27.50%	27.80%	28.40%
TF&P CGU
Carrying amount allocated to the asset group:
Goodwill	$ 120,601
Intangible assets with indefinite useful lives	$ 21,281
Results of test performed:
Annual revenue growth rate year 1	15.00%
Annual revenue growth rate year 2	3.00%
Discount rate	7.90%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	2.00%
Income tax rate	28.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	15.00%
Annual revenue growth rate after year 1 through year 9	0.00%
Annual revenue growth rate after year 9	2.00%
Discount rate	9.90%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%
Income tax rate	35.00%
TF&P CGU | Bottom of range
Results of test performed:
Annual revenue growth rate after year 2	2.00%
ECP CGU
Carrying amount allocated to the asset group:
Goodwill	$ 5,593	$ 5,686
Intangible assets with indefinite useful lives	$ 0	$ 0
Results of test performed:
Annual revenue growth rate year 1	14.00%	12.00%
Annual revenue growth rate after year 1	3.00%
Annual revenue growth rate year 2		3.00%
Discount rate	10.90%	11.60%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	3.00%	3.00%
Income tax rate	27.00%	27.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	14.00%	12.00%
Annual revenue growth rate after year 1		1.00%
Annual revenue growth rate after year 1 through year 9	1.00%
Annual revenue growth rate after year 9	3.00%
Discount rate	12.90%	12.60%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%	1.00%
Income tax rate	37.00%	37.00%
ECP CGU | Bottom of range
Results of test performed:
Annual revenue growth rate after year 2		3.00%
Nortech CGU
Carrying amount allocated to the asset group:
Goodwill	$ 25,640	$ 25,640
Intangible assets with indefinite useful lives	$ 1,616	$ 1,616
Results of test performed:
Annual revenue growth rate year 1	77.00%	35.00%
Annual revenue growth rate year 2	19.00%	55.00%
Annual revenue growth rate year 3	29.00%
Discount rate	11.60%	12.50%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	3.00%	3.00%
Income tax rate	25.50%	25.50%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	0.00%	0.00%
Annual revenue growth rate year 2	0.00%	0.00%
Annual revenue growth rate year 3	77.00%	109.00%
Annual revenue growth rate year 4	19.00%	21.00%
Annual revenue growth rate year 5	29.00%	17.00%
Discount rate	13.60%	14.50%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	2.00%	2.00%
Income tax rate	28.00%	28.00%
Nortech CGU | Bottom of range
Results of test performed:
Annual revenue growth rate after year 2		3.00%
Annual revenue growth rate after year 3	3.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate after year 5	3.00%	3.00%
TF&P CGU
Carrying amount allocated to the asset group:
Goodwill		$ 101,568
Intangible assets with indefinite useful lives		$ 14,493
Results of test performed:
Annual revenue growth rate year 1		9.00%
Discount rate		8.80%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of		2.00%
Income tax rate		28.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1		9.00%
Annual revenue growth rate after year 1		0.00%
Discount rate		11.00%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of		1.00%
Income tax rate		35.00%
TF&P CGU | Bottom of range
Results of test performed:
Annual revenue growth rate after year 1		2.00%
TF&P CGU | Top of range
Results of test performed:
Annual revenue growth rate after year 1		3.00%